May 4, 2026

VIA EDGAR

RE:    Principal National Life Insurance Company
    Principal National Life Insurance Company Variable Life Separate Account
    Definitive Materials Filing Pursuant to Rule 497(j)
    File No. 811-22589
Commissioners:

On behalf of Principal National Life Insurance Company and Principal National Life Insurance Company Variable Life Separate Account (“Registrant”) and pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, I hereby represent that the forms of prospectus and statement of additional information for the above-named issuing company and Registrant, each dated April 29, 2026, do not differ from those contained in the amendment to the Registration Statement on Form N-6 that relates the prospectus and statement of additional information for each contract identified below.

Each Post-Effective Amendment for each contract identified below were filed electronically with the Securities and Exchange Commission on EDGAR on April 29, 2026.

Contract Name	Amend. No.	Registration No.
Principal ® Variable Universal Life Income III	18	333-175768
Principal ® Variable Universal Life Income IV	10	333-232969
Principal ® Executive Variable Universal Life III	11	333-233170

If you have any questions regarding the Amendment, please contact me at (317) 874-3803.

                        Sincerely,
                        Kate F. Stecklein
                        Kate F. Stecklein
                        Variable Annuities & Life Insurance Counsel

                        Principal Financial Group